Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Operating Leases of Lessee Disclosure

The rental expenses and sub-lease income is as follows:

	As of March 31,
	2011		2012		2013		2013
	(In millions)
The total minimum lease payments during the year recognized in the consolidated statement of income	Rs.	4,630.7	Rs.	5,382.0	Rs.	7,006.1	US$	128.5
Sub-lease income recognized in the consolidated statement of income	Rs.	181.3	Rs.	241.7	Rs.	242.2	US$	4.4

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments as of March 31, 2013 were as follows:

Year ending March 31,	Payments
	(In millions)
2014	Rs.	6,115.9	US$	112.2
2015		5,771.5		105.9
2016		5,492.8		100.7
2017		5,181.1		95.0
2018		4,323.5		79.3
Thereafter		10,216.6		187.4

Total	Rs.	37,101.4	US$	680.5

Movement in Provision for Reward Points

The movement in provision for credit card and debit card reward points as of March 31, 2012 and March 31, 2013 is as follows:.

	As of March 31,
	2012		2013		2013
	(In millions)
Opening provision of reward points	Rs.	593.3	Rs.	858.0	US$	15.7
Provision made during the year		551.0		1,093.5		20.1
Utilization/ write back of provision		(221.0)		(626.5)		(11.5)
Effect of change in rate of accrual of reward points		(65.3)		141.1		2.6
Effect of change in cost of reward points		0		(165.4)		(3.0)

Closing provision of reward points	Rs.	858.0	Rs.	1,300.7	US$	23.9